Document and Entity Information - shares	5 Months Ended
	Dec. 31, 2016	May 11, 2017
Document And Entity Information
Entity Registrant Name	Jupiter Gold Corp
Entity Central Index Key	0001684688
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		4,015,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016